Vessels (Tables)	6 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$333,078	$(26,984)	$306,094
- Acquisitions and other vessels' costs	$37,218	-	37,218
- Depreciation for the period	-	(5,953)	(5,953)
Balance, June 30, 2015	$370,296	$(32,937)	$337,359